Note 4 - Material Accounting Policies (Details Textual)		3 Months Ended	9 Months Ended	12 Months Ended
	Feb. 06, 2025	Apr. 04, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Bottom of range [member]
Statement Line Items [Line Items]
Right of use assets, useful life (Year)				3 years	3 years	3 years
Top of range [member]
Statement Line Items [Line Items]
Right of use assets, useful life (Year)				6 years	6 years	6 years
Buildings [member] | Bottom of range [member]
Statement Line Items [Line Items]
Useful life measured as period of time, property, plant and equipment (Year)				10 years	10 years	10 years
Buildings [member] | Top of range [member]
Statement Line Items [Line Items]
Useful life measured as period of time, property, plant and equipment (Year)				15 years	15 years	15 years
Plant and equipment [member] | Bottom of range [member]
Statement Line Items [Line Items]
Useful life measured as period of time, property, plant and equipment (Year)				5 years	5 years	5 years
Plant and equipment [member] | Top of range [member]
Statement Line Items [Line Items]
Useful life measured as period of time, property, plant and equipment (Year)				10 years	10 years	10 years
Fixtures and fittings [member] | Bottom of range [member]
Statement Line Items [Line Items]
Useful life measured as period of time, property, plant and equipment (Year)				3 years	3 years	3 years
Fixtures and fittings [member] | Top of range [member]
Statement Line Items [Line Items]
Useful life measured as period of time, property, plant and equipment (Year)				10 years	10 years	10 years
Motor vehicles [member]
Statement Line Items [Line Items]
Useful life measured as period of time, property, plant and equipment (Year)				4 years	4 years	4 years
Fidelity Printers [member] | Blanket Mine [member]
Statement Line Items [Line Items]
Required percentage of gold sold				25.00%
Percentage of gold exported under licensing deal				75.00%
Fidelity Printers [member] | Blanket Mine [member] | Changes in tax rates or tax laws enacted or announced [member]
Statement Line Items [Line Items]
Required percentage of gold sold	30.00%
Percentage of gold exported under licensing deal	70.00%
Fidelity Printers [member] | Blanket Mine [member] | Currency, USD [member]
Statement Line Items [Line Items]
Percentage of entity's revenue				75.00%
Fidelity Printers [member] | Blanket Mine [member] | Currency, Zimbabwe RTGS [member]
Statement Line Items [Line Items]
Percentage of entity's revenue		25.00%
Fidelity Printers [member] | Blanket Mine [member] | Currency, Zimbabwe Gold (ZiG) [member]
Statement Line Items [Line Items]
Percentage of entity's revenue			25.00%
Fidelity Printers [member] | Bilboes Gold [member]
Statement Line Items [Line Items]
Revenue Recognition, Fixed Royalty Rate			5.00%	5.00%
Fidelity Printers [member] | Bilboes Gold [member] | Currency, USD [member]
Statement Line Items [Line Items]
Percentage of entity's revenue				100.00%